1. ORGANIZATION AND BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization And Business
ORGANIZATION AND BUSINESS

CannaVest Corp. (formerly Foreclosure Solutions, Inc.) (the “Company,” “we,” “our” or “us”) develops, produces, markets and sells raw materials and end consumer products containing the hemp plant extract, Cannabidiol (“CBD”), to the nutraceutical, beauty care, pet care and functional food sectors. The Company is currently establishing pilot hemp growing operations in the United States with the goal of establishing industrial hemp operations nationally in the near future.

CannaVest Corp. (formerly Foreclosure Solutions, Inc.) (the “Company”, “we” or “us”) was originally incorporated on December 9, 2010, in the state of Texas, to provide information on pre-foreclosure and foreclosed residential properties to homebuyers and real estate professionals on its website. The sole director, the President, Secretary and Treasurer was H.J. Cole (“Cole”). On March 31, 2011 the Company filed a Registration Statement on Form S-1 with the U.S. Securities and Exchange Commission (the “SEC”). The SEC declared the Registration Statement effective on July 29, 2011.

On November 16, 2012, Mai Dun Limited, LLC, Mercia Holdings, LLC, General Hemp, LLC and Bamburgh Holdings, LLC (the “Buyers”) acquired a total of 5,000,000 shares of common stock from Cole pursuant to that certain Stock Purchase Agreement by and among the Buyers, Cole and CannaVest Corp., a Texas Corporation. Concurrently with the purchase, the Buyers acquired an additional 1,979,900 shares of common stock of the Company from other shareholders in a series of private transactions. An aggregate total of 6,979,900 shares of the Company were purchased for a total purchase price of $375,000. Upon completion of the purchase, the Buyers collectively acquired 99.7% of the total issued and outstanding shares of common stock of the Company. On January 29, 2013, the Company amended its Certificate of Formation to change its name to CannaVest Corp. and on March 14, 2013, the Company increased the size of its Board of Directors and elected three directors.

On December 31, 2012, the Company entered into an Agreement for Purchase and Sale of Assets (the “PhytoSPHERE Agreement”) with PhytoSPHERE Systems, LLC (“PhytoSPHERE”) whereby upon the closing of the transaction the Company acquired certain assets of PhytoSPHERE. The closing occurred on January 29, 2013. Throughout the year ended December 31, 2013, the Company issued 5,825,000 shares of common stock and paid $950,000 as payment for the assets purchased.

On July 25, 2013, the Company’s predecessor, CannaVest Corp., a Texas corporation (“CannaVest Texas”), merged with the Company, a wholly-owned Delaware subsidiary of CannaVest Texas, to effectuate a change in the Company’s state of incorporation from Texas to Delaware.

The Company’s business is that of developing, producing, marketing and selling end consumer products to the nutraceutical industry containing hemp plant extract, Cannabidiol (“CBD”) and reselling to third parties raw product acquired by the Company pursuant to its supply relationships in Europe. The Company is currently establishing pilot hemp growing operations in the United States with the goal of establishing industrial hemp operations nationally in the near future.